Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Details [Abstract]
Carrying value of senior debt	$ 5,860,000,000	$ 5,860,000,000
Fair value of senior debt	6,690,000,000	7,160,000,000
Credit Facility [Line Items]
Commercial paper	475,000,000	0
Commercial Paper [Member]
Credit Facility [Line Items]
Weighted average interest rate	0.30%
Other Items Net [Member]
Gains (losses) recognized on derivative financial instruments [Line Items]
Non-designated hedging instruments	2,000,000	(4,000,000)	2,000,000
Cash Flow Hedge [Member]
Derivative [Line Items]
Notional amount of all foreign currency contracts	136,000,000	157,000,000
Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | Cash Flow Hedge [Member]
Derivative [Line Items]
Fair value of foreign exchange contracts, liabilities	4,000,000	2,000,000
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Cash Flow Hedge [Member]
Derivative [Line Items]
Fair value of foreign exchange contracts, assets	$ 3,000,000	$ 0